Earnings per share	12 Months Ended
Dec. 31, 2014
Earnings per share
13 Earnings per share
in	2014	2013	2012
Basic net income attributable to shareholders (CHF million)
Income from continuing operations	1,773	2,181	1,389
Income/(loss) from discontinued operations, net of tax	102	145	(40)
Net income attributable to shareholders	1,875	2,326	1,349
Preferred securities dividends	(53)	(236)	(231)
Net income attributable to shareholders for basic earnings per share	1,822	2,090	1,118
Available for common shares	1,742	1,868	1,044
Available for unvested share-based payment awards	80	152	66
Available for mandatory convertible securities [1]	–	70	8
Diluted net income attributable to shareholders (CHF million)
Net income attributable to shareholders for basic earnings per share	1,822	2,090	1,118
Income impact of assumed conversion on contracts that may be settled in shares or cash [2]	–	–	–
Net income attributable to shareholders for diluted earnings per share	1,822	2,090	1,118
Available for common shares	1,742	1,868	1,044
Available for unvested share-based payment awards	80	152	66
Available for mandatory convertible securities [1]	–	70	8
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares	1,616.4	1,532.9	1,320.4
Dilutive contracts that may be settled in shares or cash [3]	–	–	–
Dilutive share options and warrants	0.8	1.4	4.9
Dilutive share awards	12.2	1.2	1.8
Weighted-average shares outstanding for diluted earnings per share available for common shares [4]	1,629.4	1,535.5	1,327.1
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	72.7	125.0	97.3
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities [1]	–	63.0	97.1
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations	1.02	1.14	0.82
Basic earnings/(loss) per share from discontinued operations	0.06	0.08	(0.03)
Basic earnings per share available for common shares	1.08	1.22	0.79
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations	1.01	1.14	0.82
Diluted earnings/(loss) per share from discontinued operations	0.06	0.08	(0.03)
Diluted earnings per share available for common shares	1.07	1.22	0.79
1 Reflects MACCS issued in July 2012 that were mandatorily convertible into shares on March 29, 2013, which shares were settled and delivered on April 8, 2013.
2
Reflects changes in the fair value of the PAF2 units which are reflected in the net profit of the Group until the awards are finally settled. In the first quarter of 2014, the Group restructured the PAF2 awards as due to regulatory changes the capital relief provided by PAF2 awards was no longer available under Basel III. The PAF2 units were converted into other capital eligible compensation instruments and will no longer be settleable in Credit Suisse Group shares. Fair value of the PAF2 units which were reflected in the net profit of the Group were not adjusted for 2013 and 2012, respectively, as the effect would be antidilutive.

3
Reflects weighted-average shares outstanding on PAF2 units. In the first quarter of 2014, the Group restructured the PAF2 awards as due to regulatory changes the capital relief provided by PAF2 awards was no longer available under Basel III. The PAF2 units were converted into other capital eligible compensation instruments and will no longer be settleable in Credit Suisse Group shares. Weighted-average shares on PAF2 units for 2013 and 2012, respectively, were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.

4
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 8.9 million, 35.9 million and 50.3 million for 2014, 2013 and 2012, respectively.